Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 298	$ 349
Work-in-process	1,745	1,490
Finished products	655	744
Total	$ 2,698	$ 2,583